CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Infinity Pharmaceuticals Inc [Member]	Common Shares	Common Shares Infinity Pharmaceuticals Inc [Member]	Additional paid in capital	Additional paid in capital Infinity Pharmaceuticals Inc [Member]	Accumulated Deficit	Accumulated Deficit Infinity Pharmaceuticals Inc [Member]	Accumulated Other Comprehensive (Loss) Income [Member] Infinity Pharmaceuticals Inc [Member]
Beginning Balance at Jun. 30, 2019	$ 47,930		$ 3,677		$ 279,148		$ (231,218)
Net income (loss)	(47,173)						(47,173)
Share-based compensation expense	6,801				6,801
Exercise of stock options	272		8		272
Issuance of common stock related to public offering, net of issuance costs	69,231		1,891		69,231
Ending Balance at Jun. 30, 2020	77,061		5,576		355,452		(278,391)
Net income (loss)	(41,314)						(41,314)
Exercise of warrants	6		0		6
Share-based compensation expense	10,245				10,245
Exercise of stock options	332		7		332
Issuance of common stock related to public offering, net of issuance costs	3,136		48		3,136
Ending Balance at Jun. 30, 2021	$ 49,466		5,631		369,171		(319,705)
Ending Balance, Shares at Jun. 30, 2021	5,631,000
Beginning Balance at Dec. 31, 2020		$ (22,989)		$ 64		$ 743,269		$ (766,321)	$ (1)
Beginning Balance, Shares at Dec. 31, 2020				64,320,244
Net income (loss)		(45,262)						(45,262)
Exercise of stock options		860		$ 1		859
Exercise of stock options, Shares				531,864
Stock-based compensation expense		2,695				2,695
Issuance of common stock related to public offering, net of issuance costs (in shares)				24,150,000
Issuance of common stock related to public offering, net of issuance costs		85,838		$ 24		85,814
Issuance of common stock related to sales facility, net of issuance costs (in shares)				89,520
Issuance of common stock related to sales facility, net of issuance costs		336		$ 0		336
Issuance of common stock, net (in shares)				63,683
Issuance of common stock, net		92		$ 0		92
Unrealized gain on marketable securities		1							1
Ending Balance at Dec. 31, 2021	$ 73,334	$ 21,571	6,645	$ 89	422,705	833,065	(349,371)	(811,583)	0
Ending Balance, Shares at Dec. 31, 2021		89,155,311		89,155,311
Beginning Balance at Jun. 30, 2021	$ 49,466		5,631		369,171		(319,705)
Beginning Balance, Shares at Jun. 30, 2021	5,631,000
Net income (loss)	$ (17,510)						(17,510)
Issuance of common stock for vested restricted stock units	(194)		3		(194)
Share-based compensation expense	2,539				2,539
Ending Balance at Sep. 30, 2021	34,301		5,634		371,516		(337,215)
Beginning Balance at Jun. 30, 2021	$ 49,466		5,631		369,171		(319,705)
Beginning Balance, Shares at Jun. 30, 2021	5,631,000
Net income (loss)	$ (38,391)
Ending Balance at Mar. 31, 2022	67,806	$ 9,982	6,658	$ 89	425,902	833,932	(358,096)	(824,019)	(20)
Ending Balance, Shares at Mar. 31, 2022				89,155,311
Beginning Balance at Jun. 30, 2021	$ 49,466		5,631		369,171		(319,705)
Beginning Balance, Shares at Jun. 30, 2021	5,631,000
Net income (loss)	$ (54,454)						(54,454)
Issuance of common stock for vested restricted stock units	(194)		3		(194)
Share-based compensation expense	8,350				8,350
Exercise of stock options	$ 572		18		572
Exercise of stock options, Shares	17,428,000
Issuance of common stock related to public offering, net of issuance costs	$ 48,673		1,006		48,673
Ending Balance at Jun. 30, 2022	$ 52,413		6,658		426,572		(374,159)
Ending Balance, Shares at Jun. 30, 2022	6,658,000
Beginning Balance at Sep. 30, 2021	$ 34,301		5,634		371,516		(337,215)
Net income (loss)	(12,156)						(12,156)
Share-based compensation expense	2,324				2,324
Exercise of stock options	212		5		212
Issuance of common stock related to public offering, net of issuance costs	48,653		1,006		48,653
Ending Balance at Dec. 31, 2021	73,334	$ 21,571	$ 6,645	$ 89	422,705	833,065	(349,371)	(811,583)	0
Ending Balance, Shares at Dec. 31, 2021		89,155,311		89,155,311
Net income (loss)	(8,725)	$ (12,436)					(8,725)	(12,436)
Share-based compensation expense	2,837	867			2,837	867
Exercise of stock options	360				360
Exercise of stock options, Shares			13,000
Unrealized gain on marketable securities		(20)							(20)
Ending Balance at Mar. 31, 2022	67,806	9,982	$ 6,658	$ 89	425,902	833,932	(358,096)	(824,019)	(20)
Ending Balance, Shares at Mar. 31, 2022				89,155,311
Beginning Balance at Dec. 31, 2021	73,334	$ 21,571	6,645	$ 89	422,705	833,065	(349,371)	(811,583)	0
Beginning Balance, Shares at Dec. 31, 2021		89,155,311		89,155,311
Net income (loss)		$ (44,369)						(44,369)
Exercise of stock options		$ 15		$ 0		15
Exercise of stock options, Shares		17,708		17,708
Stock-based compensation expense		$ 3,621				3,621
Issuance of common stock, net (in shares)				238,452
Issuance of common stock, net		111		$ 0		111
Unrealized gain on marketable securities		0
Ending Balance at Dec. 31, 2022	48,374	$ (19,051)	6,663	$ 89	428,904	836,812	(380,530)	(855,952)	0
Ending Balance, Shares at Dec. 31, 2022		89,411,471		89,411,471
Beginning Balance at Jun. 30, 2022	$ 52,413		6,658		426,572		(374,159)
Beginning Balance, Shares at Jun. 30, 2022	6,658,000
Net income (loss)	$ (16,624)						(16,624)
Issuance of common stock for vested restricted stock units	(40)		5		(40)
Share-based compensation expense	1,559				1,559
Ending Balance at Sep. 30, 2022	37,308		6,663		428,091		(390,783)
Beginning Balance at Jun. 30, 2022	$ 52,413		6,658		426,572		(374,159)
Beginning Balance, Shares at Jun. 30, 2022	6,658,000
Net income (loss)	$ (21,809)
Ending Balance at Mar. 31, 2023	$ 34,354	$ (28,322)	6,663	$ 89	430,322	838,586	(395,968)	(866,997)	0
Ending Balance, Shares at Mar. 31, 2023	6,663,000	89,422,138		89,422,138
Beginning Balance at Sep. 30, 2022	$ 37,308		6,663		428,091		(390,783)
Net income (loss)	10,253						10,253
Share-based compensation expense	813				813
Ending Balance at Dec. 31, 2022	48,374	$ (19,051)	6,663	$ 89	428,904	836,812	(380,530)	(855,952)	0
Ending Balance, Shares at Dec. 31, 2022		89,411,471		89,411,471
Net income (loss)	(15,438)	$ (11,045)					(15,438)	(11,045)
Share-based compensation expense		1,774				1,774
Stock-based compensation expense	918				918
Issuance of common stock, net (in shares)				10,667,000
Unrealized gain on marketable securities		0
Issuance of warrants	500				500
Ending Balance at Mar. 31, 2023	$ 34,354	$ (28,322)	$ 6,663	$ 89	$ 430,322	$ 838,586	$ (395,968)	$ (866,997)	$ 0
Ending Balance, Shares at Mar. 31, 2023	6,663,000	89,422,138		89,422,138